Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment as of December 31, 2023 and 2022 are summarized as follows:
	December 31, 2023	December 31, 2022
Furniture	€56,232	€49,063
Laboratory Photovoltaic Installation	116,912	98,792
Tools and Machinery	6,026	5,458
Computer	14,915	12,747
	194,085	166,060
Accumulated depreciation	(35,001)	(15,577)
	€159,084	€150,483